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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 490-4300

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of

1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Control Number
PHILIPS EDISON & COMPANY	Non-traded	N/A	8/4/2020	1. For Election of Directors 2. Approve a non-binding, advisory resolution on executive compensation. 3. Approve the 2020 Omnibus Incentive Plan. 4.Approve the amendment and restatement of our charter as set forth in the Fifth Articles of Amendment and Restatement attached to the proxy statement. 5. Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2020.	MGMT	FOR	FOR ALL	MGMT	5295652462525934
ARES CAPITAL CORP	ARCC	04010L103	8/13/2020	1. To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock).	MGMT	FOR	FOR ALL	MGMT	3250277359274426
WHITEHORSE FINANCE, INC.	WHF	96524V106	8/5/2020	1. Election of Directors 2. To ratify the selection of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT	9411260586748335
FS KKR CAPITAL CORP.	FSK	302635206	7/15/2020	1. Election of directors 2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	MGMT	FOR	FOR ALL	MGMT	8214260878471185
HMS INCOME FUND	Non-traded	N/A		1. Election of directors. 2. Approval of a new investment advisory agreement between the Company and MSC Adviser I, LLC (as the Company's sole investment adviser).	MGMT	FOR	FOR ALL	MGMT	9417012058624588
SARATOGA INVESTMENT CORP.	SAR	80349A604	9/29/2020	1. Election of directors	MGMT	FOR	FOR ALL	MGMT	3871005678713898
OXFORD LANE CAPITAL CORP.	OXLC	691543102	10/23/2020	1. Election of directors	MGMT	FOR	FOR ALL	MGMT	6008609864202754
SOLAR CAPITAL CORP	SLRC	83413U100	10/6/2020	1. Election of directors 2. To approve a proposal to authorize Solar Capital Ltd. to sell shares of its common stock at a price or prices below Solar Capital Ltd.'s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of Solar Capital Ltd.'s then outstanding common stock immediately prior to each such offering).	MGMT	FOR	FOR ALL	MGMT	9202109354245717
STEADFAST APARTMENT REIT	Non-traded	N/A	12/3/2020	1. Election of Directors. 2. Ratification of the appointment of Ernst & Young LLP to act as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT	109077401601
STEADFAST APARTMENT REIT	Non-traded	N/A	12/4/2020	1. Election of Directors. 2. Ratification of the appointment of Ernst & Young LLP to act as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT	108772793522
MAGELLAN MIDSTREAM PARTNERS	MMP	559080106	4/22/2021	1. Election of Directors. 2. Amendment of long-term incentive plan. 3. Advisory resolution to approve executive compensation. 4. Ratification of appointment of independent regeistered public accoutning firm for 2021	MGMT	FOR	FOR ALL	MGMT	5318237591641059
KAYNE ANDERSON NEXTGEN ENRGY&INFRA, INC	KYN	486606106	4/8/2021	1A.ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: MICHAEL J. LEVITT. 2. THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS KMF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2021.	MGMT	FOR	FOR ALL	MGMT	5913906295458189
GLADSTONE LAND CORPORATION	LAND	376549101	5/13/2021	1.) Election of directors 2.) To ratify our Audit Committee's selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	4898755183593395
REALTY INCOME CORPORATION	O	756109104	5/18/2021	1. Election of Directors 2. The ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2021. 3. A non-binding advisory proposal to approve the compensation of our named executive officers as described in the Proxy Statement. 4.) The approval of the Realty Income Corporation 2021 Incentive Award Plan.	MGMT	FOR	FOR ALL	MGMT	0013595632474455
INDEPENDENCE REALTY TRUST, INC.	IRT	45378A106	5/12/2021	1. For All Election of Directors 2. THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2021. 3. THE ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.	MGMT	FOR	FOR ALL	MGMT	3743597168549730
DYNEX CAPITAL, INC.	DX	26817Q886	5/11/2021	1. For Election of All Directors. Proposal to provide advisory approval of the compensation of the Company's named executive officers as disclosed in the proxy statement. 3. Proposal to ratify the selection of BDO USA, LLP, independent certified public accountants, as auditors for the Company for the 2021 fiscal year.	MGMT	FOR	FOR ALL	MGMT	3719721285695340
BLACKROCK TCP CAPITAL CORP.	TCPC	09259E108	5/26/2021	1. For all Directors. 2. To consider and vote on a proposal to renew the Company's authorization, with approval of its Board of Directors, to sell shares of the Company's common stock (for up to the next 12 months) at a price or prices below its then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement (including, without limitation, that the number of shares sold on any given date does not exceed 25% of the Company's then outstanding common stock	MGMT	FOR	FOR ALL	MGMT	0820712359453628
Sixth Street Specialty Lending Inc	TSLX	87265K102	5/26/2021	To approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below its then-current net asset value per share in one or more offerings, in each case subject to the approval of its Board of Directors and subject to the conditions set forth in the accompanying proxy statement.	MGMT	FOR	FOR ALL	MGMT	8258196161042949
Sixth Street Specialty Lending Inc	TSLX	87265K102	5/26/2021	1. Election of All Directors. 2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	4720227324369126
SmartStop Self Storage REIT, Inc.	Non-traded	N/A	6/16/2021	1. For election of Directors 2. The approval of an amendment to our charter. 3. The ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for the year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	08088072251199
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	IIPR	45781V101	6/4/2021	1. For all directors, 2. Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021. 3. Approval on a non-binding advisory basis of the compensation of the Company's named executive officers.	MGMT	FOR	FOR ALL	MGMT	3311972211502131
ARES CAPITAL CORP	ARCC	04010L103	6/7/2021	1. Election of Directors. 2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	0634641607679878
Monroe Capital Corp	MRCC	610335101	6/16/2021	1. For Election of Directors. 2. To approve a proposal to authorize the Company, pursuant to approval of the Board of Directors of the Company, to sell shares of its common stock or warrants, options or rights to acquire its common stock during the next twelve months at a price below the Company's then current net asset value per share, subject to certain conditions as set forth in the proxy statement (including that the number of shares sold on any given date does not exceed 25% dilution to current investors not participating in the offering).	MGMT	FOR	FOR ALL	MGMT	5508646487938736
Gaming and Liesure Properties	GLPI	36467J108	6/9/2021	1. Election of directors. 2. To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the current fiscal year. 3.To approve, on a non-binding advisory basis, the Company's executive compensation.	MGMT	FOR	FOR ALL	MGMT	6337073604605435
PHILIPS EDISON & COMPANY	Non-traded	N/A	6/18/2021	1. Elections of directors. 2. Approve a non-binding, advisory resolution on executive compensation. 3. Approve the amendment of our incentive equity plan as set forth in the First Amendment to the 2020 Omnibus Incentive Plan attached to the proxy statement. 4. Approve the amendment of our charter as set forth in the Articles of Amendment attached to the proxy statement. 5. Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2021.	MGMT	FOR	FOR ALL	MGMT	8384768734924150
Hercules Capital Management	HTGC	427096508	6/24/2021	1. For Election of Directors.2. Approve, on an advisory basis, the compensation of the Company's named executive officers. 3. Ratify the selection of PricewaterhouseCoopers LLP to serve as our independent public accounting firm for the year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	8097110273193051
Antero Midstream	AM	03676B102	6/16/2021	1. For elections of Directors. 2 To ratify the appointment of KPMG LLP as Antero Midstream Corporation's independent registered public accounting firm for the year ending December 31, 2021. 3. To approve, on an advisory basis, the compensation of Antero Midstream Corporation's named executive officers.	MGMT	FOR	FOR ALL	MGMT	4652084887265392
NEWTEK BUSINESS SERVICES CORP.	NEWT	652526203	6/11/2021	1. Election of Directors. 2. To ratify the selection of RSM US LLP as the Company's independent registered accounting firm (independent auditors) for the fiscal year ended December 31, 2021. 3. To conduct an advisory vote on the compensation of our named executive officers.	MGMT	FOR	FOR ALL	MGMT	1902182123793691

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date 8/3/21

* Print the name and title of each signing officer under his or her signature.